Risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Cash and cash equivalent	$ 672,048	$ 1,069,538
Equity investments	8,402	0
Loans at amortized cost	5,505,658	6,020,731
Unearned interest and deferred fees	(4,985)	(7,249)
Allowance for expected credit losses	(81,294)	(105,988)	$ (89,974)
Total	6,267,747	7,180,783
Liabilities [abstract]
Total	5,224,935	6,169,469
Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	672,048	1,069,538
Investment securities	85,667	107,821
Equity investments	8,402
Loans at amortized cost	5,505,658	6,020,731
Unearned interest and deferred fees	(4,985)	(7,249)
Allowance for expected credit losses	(81,294)	(105,988)
Other assets	82,251	95,930
Total	6,267,747	7,180,783
Liabilities [abstract]
Deposits	2,928,844	2,802,852
Other liabilities	2,296,091	3,366,617
Total	5,224,935	6,169,469
Confirmed letters of credit	273,449	383,760
Stand-by letters of credit and guaranteed - Commercial risk	168,976	9,025
Credit commitments	45,578	10,250
Total	488,003	403,035
Net position	554,809	608,279
Up to 3 months [member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	672,048	1,069,538
Investment securities	700	1,024
Equity investments	0
Loans at amortized cost	1,926,787	2,262,349
Unearned interest and deferred fees	(472)	(663)
Allowance for expected credit losses	0	0
Other assets	31,282	55,445
Total	2,630,345	3,387,693
Liabilities [abstract]
Deposits	1,722,041	2,306,413
Other liabilities	806,547	884,453
Total	2,528,588	3,190,866
Confirmed letters of credit	169,042	146,755
Stand-by letters of credit and guaranteed - Commercial risk	18,687	70
Credit commitments	0	0
Total	187,729	146,825
Net position	(85,972)	50,002
3 to 6 months [member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	0	0
Investment securities	279	3,000
Equity investments	0
Loans at amortized cost	1,175,801	1,267,194
Unearned interest and deferred fees	(479)	(906)
Allowance for expected credit losses	0	0
Other assets	8,635	6,587
Total	1,184,236	1,275,875
Liabilities [abstract]
Deposits	411,158	173,288
Other liabilities	151,090	744,135
Total	562,248	917,423
Confirmed letters of credit	101,403	173,192
Stand-by letters of credit and guaranteed - Commercial risk	72,080	8,595
Credit commitments	15,000	4,073
Total	188,483	185,860
Net position	433,505	172,592
6 months to 1 year [member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	0	0
Investment securities	7,000	0
Equity investments	0
Loans at amortized cost	922,711	551,794
Unearned interest and deferred fees	(223)	(258)
Allowance for expected credit losses	0	0
Other assets	13,175	3,721
Total	942,663	555,257
Liabilities [abstract]
Deposits	571,500	275,631
Other liabilities	291,694	346,294
Total	863,194	621,925
Confirmed letters of credit	3,004	63,813
Stand-by letters of credit and guaranteed - Commercial risk	77,952	360
Credit commitments	0	2,399
Total	80,956	66,572
Net position	(1,487)	(133,240)
1 to 5 years [member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	0	0
Investment securities	77,688	83,643
Equity investments	0
Loans at amortized cost	1,386,161	1,843,476
Unearned interest and deferred fees	(3,546)	(4,762)
Allowance for expected credit losses	0	0
Other assets	3,819	6,399
Total	1,464,122	1,928,756
Liabilities [abstract]
Deposits	224,145	47,520
Other liabilities	979,958	1,330,515
Total	1,204,103	1,378,035
Confirmed letters of credit	0	0
Stand-by letters of credit and guaranteed - Commercial risk	257	0
Credit commitments	30,000	3,200
Total	30,257	3,200
Net position	229,762	547,521
More than 5 years [member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	0	0
Investment securities	0	20,756
Equity investments	0
Loans at amortized cost	94,198	95,918
Unearned interest and deferred fees	(248)	(660)
Allowance for expected credit losses	0	0
Other assets	9,398	642
Total	103,348	116,656
Liabilities [abstract]
Deposits	0	0
Other liabilities	66,802	61,220
Total	66,802	61,220
Confirmed letters of credit	0	0
Stand-by letters of credit and guaranteed - Commercial risk	0	0
Credit commitments	578	578
Total	578	578
Net position	35,968	54,858
Without Maturity [Member] | Liquidity risk [member]
Assets [abstract]
Cash and cash equivalent	0	0
Investment securities	0	(602)
Equity investments	8,402
Loans at amortized cost	0	0
Unearned interest and deferred fees	(17)	0
Allowance for expected credit losses	(81,294)	(105,988)
Other assets	15,942	23,136
Total	(56,967)	(83,454)
Liabilities [abstract]
Deposits	0	0
Other liabilities	0	0
Total	0	0
Confirmed letters of credit	0	0
Stand-by letters of credit and guaranteed - Commercial risk	0	0
Credit commitments	0	0
Total	0	0
Net position	$ (56,967)	$ (83,454)